Standardized measurement of oil and gas (unaudited) (Disclosure of detailed information about changes in Proved Reserves) (Details)	12 Months Ended
	Dec. 31, 2021 bbl Mcf	Dec. 31, 2020 bbl Mcf
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	4,427,200	5,171,730
Revision of previous estimates	(2,201,254)	(1,922,397)
Extension and discoveries	3,620,100	2,099,800
Sales of minerals in place Production	(729,446)	(921,933)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	5,116,600	4,427,200
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance | Mcf	12,464,400	8,983,800
Revision of previous estimates | Mcf	(4,148,838)	(2,338,096)
Extension and discoveries | Mcf	38,835,400	7,610,800
Sales of minerals in place Production | Mcf	(3,436,462)	(1,792,104)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	43,714,500	12,464,400
NGL's [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	1,571,600	1,132,741
Revision of previous estimates	(935,261)	(294,803)
Extension and discoveries	2,971,832	959,623
Sales of minerals in place Production	(262,971)	(225,961)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	3,345,200	1,571,600